FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Financial Assets and Liabilities Not Measured at Fair Value (Details) - HKD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	$ 20,950,647	$ 15,886,514
Total financial liabilities, not measured at fair value	18,630,904	14,824,338
Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	20,950,647	15,886,514
Total financial liabilities, not measured at fair value	18,630,904	14,824,338
Cash and cash equivalents | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	362,574	215,617
Cash and cash equivalents | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	362,574	215,617
Cash held on behalf of clients | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	14,540,863	11,771,487
Cash held on behalf of clients | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	14,540,863	11,771,487
Loans and advances | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	4,188,689	3,086,904
Loans and advances | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	4,188,689	3,086,904
Receivables: Clients | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	247,017	120,256
Receivables: Clients | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	247,017	120,256
Receivables: Brokers | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	1,226,348	425,849
Receivables: Brokers | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	1,226,348	425,849
Receivables: Clearing organization | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	304,080	175,955
Receivables: Clearing organization | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	304,080	175,955
Receivables: Interest | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	16,892	49,427
Receivables: Interest | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	16,892	49,427
Other financial assets | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	64,184	41,019
Other financial assets | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	64,184	41,019
Amounts due to related parties | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	33,628	8,591
Amounts due to related parties | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	33,628	8,591
Payables: Clients | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	15,438,879	12,304,717
Payables: Clients | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	15,438,879	12,304,717
Payables: Brokers | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	1,484,243	920,871
Payables: Brokers | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	1,484,243	920,871
Payables: Interest | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	519	2,405
Payables: Interest | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	519	2,405
Payables: Borrowings | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	1,467,586
Payables: Borrowings | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	1,467,586
Borrowings | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value		1,576,251
Borrowings | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value		1,576,251
Securities sold under agreement to repurchase | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	1,590
Securities sold under agreement to repurchase | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	1,590
Operating lease liabilities | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	172,466
Operating lease liabilities | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	172,466
Other financial liabilities | Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	31,993	11,503
Other financial liabilities | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	31,993	11,503
Level 1
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	14,903,437	11,987,104
Level 1 | Cash and cash equivalents
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	362,574	215,617
Level 1 | Cash held on behalf of clients
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	14,540,863	11,771,487
Level 2
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	6,047,210	3,899,410
Total financial liabilities, not measured at fair value	18,630,904	14,824,338
Level 2 | Loans and advances
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	4,188,689	3,086,904
Level 2 | Receivables: Clients
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	247,017	120,256
Level 2 | Receivables: Brokers
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	1,226,348	425,849
Level 2 | Receivables: Clearing organization
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	304,080	175,955
Level 2 | Receivables: Interest
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	16,892	49,427
Level 2 | Other financial assets
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets, not measured at fair value	64,184	41,019
Level 2 | Amounts due to related parties
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	33,628	8,591
Level 2 | Payables: Clients
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	15,438,879	12,304,717
Level 2 | Payables: Brokers
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	1,484,243	920,871
Level 2 | Payables: Interest
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	519	2,405
Level 2 | Payables: Borrowings
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	1,467,586
Level 2 | Borrowings
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value		1,576,251
Level 2 | Securities sold under agreement to repurchase
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	1,590
Level 2 | Operating lease liabilities
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	172,466
Level 2 | Other financial liabilities
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial liabilities, not measured at fair value	$ 31,993	$ 11,503